Financial Assets and Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Assets and Liabilities at Fair Value through Profit or Loss
8.	FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2017	December 31, 2018
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets

Mandatorily measured at FVTPL
Agency mortgage-backed securities	$—	$3,419.3
Forward exchange contracts	—	85.3

	—	3,504.6

Held for trading
Forward exchange contracts	569.8	—

	$569.8	$3,504.6

Financial liabilities

Held for trading
Forward exchange contracts	$26.7	$40.8

The Company entered into derivative contracts to manage exposures due to fluctuations of foreign exchange rates. These derivative contracts did not meet the criteria for hedge accounting. Therefore, the Company did not apply hedge accounting treatment for these derivative contracts.

Outstanding forward exchange contracts consisted of the following:

Contract Amount
	Maturity Date	(In Millions)
December 31, 2017

Sell NT$/Buy EUR	January 2018 to February 2018	NT$6,002.8/EUR169.0
Sell NT$/Buy JPY	February 2018	NT$996.3/JPY3,800.0
Sell US$/Buy JPY	January 2018	US$2.2/JPY246.7
Sell US$/Buy RMB	January 2018	US$558.0/RMB3,679.6
Sell US$/Buy NT$	January 2018 to February 2018	US$1,661.5/NT$49,673.3
Sell RMB /Buy EUR	January 2018	RMB39.0/EUR5.0
Sell RMB/Buy JPY	January 2018	RMB409.7/JPY7,062.5
Sell RMB/Buy GBP	January 2018	RMB3.6/GBP0.4

December 31, 2018

Sell NT$/Buy EUR	January 2019 to March 2019	NT$18,545.9/EUR527.0
Sell NT$/Buy JPY	January 2019 to March 2019	NT$4,757.9/JPY17,200.0
Sell US$/Buy EUR	January 2019	US$0.5/EUR0.4
Sell US$/Buy JPY	January 2019	US$175.6/JPY19,389.0
Sell US$/Buy RMB	January 2019	US$318.0/RMB2,188.7
Sell US$/Buy NT$	January 2019 to February 2019	US$127.0/NT$3,908.6
Sell RMB/Buy US$	January 2019	RMB667.5/ US$97.0

Investments in debt instruments at FVTOCI were classified as available-for-sale financial assets under IAS 39. Refer to Notes 4 and 10 for information relating to their reclassification and comparative information for 2017.